Notes to the Consolidated Statements of Operations - Summary of upfront payments and related revenues recognized (Details) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Notes to the Consolidated Statements of Operations
Upfront and milestones payments included in contract liabilities	€ 98,763		€ 98,763			€ 107,308
GSK
Notes to the Consolidated Statements of Operations
Upfront and milestone payments	205,000		205,000
Upfront and milestones payments included in contract liabilities	95,307		95,307			102,804
CRISPR
Notes to the Consolidated Statements of Operations
Upfront and milestone payments	2,524		2,524		$ 3,000
Upfront and milestones payments included in contract liabilities	775		775			929
Genmab
Notes to the Consolidated Statements of Operations
Upfront and milestone payments	8,937		8,937		$ 10,000
Upfront and milestones payments included in contract liabilities	2,681		2,681			€ 3,575
Minimum | GSK
Notes to the Consolidated Statements of Operations
Upfront and milestone payments	10,000		10,000
Research services combined with an IP license
Notes to the Consolidated Statements of Operations
Revenue recognized from upfront and milestones payments	4,397	€ 13,575	8,545	€ 31,818
Research services combined with an IP license | GSK
Notes to the Consolidated Statements of Operations
Revenue recognized from upfront and milestones payments	3,873	13,051	7,496	30,769
Research services combined with an IP license | CRISPR
Notes to the Consolidated Statements of Operations
Revenue recognized from upfront and milestones payments	77	77	155	155
Research services combined with an IP license | Genmab
Notes to the Consolidated Statements of Operations
Revenue recognized from upfront and milestones payments	€ 447	€ 447	€ 894	€ 894